CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 126,709
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale, net of tax of $(23,765), $(3,172) and $4,692, respectively	(43,039)
Other	82
Comprehensive income (loss)	83,752
Less: comprehensive income attributable to noncontrolling interest	1,367
Comprehensive income (loss) applicable to Hilltop	$ 82,385